Related parties (Detail 1) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)
Remuneration Of Key Management Personnel [Line Items]
Base salaries and other cash payments		$ 33		$ 35		$ 27
Incentive awards - cash		30		24		17
Annual incentive award under DCCP		39		36		25
Employer's contributions to retirement benefit plans		3		3		2
Benefits in kind, fringe benefits (at market value)		2		1		1
Equity-based compensation		65		63		45
Total	SFr 151	$ 172	SFr 147	$ 162	SFr 114	$ 118
Applicable performance award currency exchange rate	0.88	0.88	0.91	0.91	0.96	0.96